SUNAMERICA INCOME FUNDS

                Supplement to the Prospectus dated July 27, 2004

         Effective immediately, under the heading "CALCULATION OF SALES CHARGES" on page 14 of the Prospectus, the table with respect to Class A shares is replaced with the following:

------------------------------------------------------------------------------------------------------------
YOUR                                % OF OFFERING                % OF NET AMOUNT              % OF OFFERING
INVESTMENT                          PRICE                        INVESTED                     PRICE
------------------------------------------------------------------------------------------------------------
Less than $100,000                          4.75%                         4.99%                       4.00%
------------------------------------------------------------------------------------------------------------
$100,000 but less than                      3.75%                         3.90%                       3.00%
$250,000
------------------------------------------------------------------------------------------------------------
$250,000 but less than                      3.00%                         3.09%                       2.50%
$500,000
------------------------------------------------------------------------------------------------------------
$500,000 but less than                      2.00%                         2.04%                       1.75%
$1,000,000
------------------------------------------------------------------------------------------------------------
$1,000,000 or more*                          None                          None                       1.00%
------------------------------------------------------------------------------------------------------------

* Purchases of $1,000,000 or more are subject to a concession to dealers of up to 1.00%.


Dated: August 4, 2004


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